Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash and cash equivalents
Money market mutual fund	$ 14,756
Short-term marketable securities
Certificates of deposit and treasury notes		250	750
Total	18,426	250	750
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Municipal Bonds [Member]
Cash and cash equivalents
U.S. municipal securities	3,670
Level 2 [Member]
Short-term marketable securities
Certificates of deposit and treasury notes
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash and cash equivalents
Money market mutual fund
Short-term marketable securities
Certificates of deposit and treasury notes
Total
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Municipal Bonds [Member]
Cash and cash equivalents
U.S. municipal securities
Level 3 [Member]
Short-term marketable securities
Certificates of deposit and treasury notes
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash and cash equivalents
Money market mutual fund
Short-term marketable securities
Certificates of deposit and treasury notes
Total
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Municipal Bonds [Member]
Cash and cash equivalents
U.S. municipal securities